Concentration and Risk (Tables)	12 Months Ended
Jun. 30, 2026
Concentration and Risk [Abstract]
Schedule of Concentration of Credit Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended June 30,
	2024	2025	2026
Percentage of the Group’s total revenue
Customer F	*	13%	*
Customer I	*	13%	*
Customer A	16%	12%	*
Customer B	10%	*	*
Customer G	*	*	47%
Customer D	*	*	25%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2025	2026
Percentage of the Group’s accounts receivable
Customer A	29%	*
Customer G	14%	41%
Customer M	14%	*
Customer D	*	39%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2025	2026
Percentage of the Group’s contract liabilities
Customer G	60%	88%
Customer N	40%	*
Customer C	*	11%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2024	2025	2026
Percentage of the Group’s total cost of revenue
Supplier J	*	11%	*
Supplier A	23%	*	*
Supplier B	16%	*	*
Supplier C	10%	*	*
Supplier D	*	*	21%
Supplier L	*	*	12%
Supplier F	*	*	11%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of June 30,
	2025	2026
Percentage of the Group’s advance to suppliers
Supplier M	55%	*
Supplier N	18%	*
Supplier O	14%	*
Supplier P	11%	*
Supplier E	*	53%
Supplier K	*	12%
Supplier M	*	16%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of June 30,
	2025	2026
Percentage of the Group’s accounts payable
Supplier C	19%	26%
Supplier H	16%	*
Supplier Q	10%	13%
Supplier F	*	15%
Supplier G	*	14%
Supplier B	*	16%

*	Represented the percentage below 10%